Goodwill, Other Intangible Assets And Long-Lived Assets	12 Months Ended
Mar. 31, 2013
Goodwill, Other Intangible Assets And Long-Lived Assets

8. GOODWILL, OTHER INTANGIBLE ASSETS AND LONG-LIVED ASSETS

Intangible asset acquired during the year ended March 31, 2013 totaled ¥12,625 million and consist of software of ¥12,204 million and trademarks and customer relationships of ¥421 million. The weighted average amortization period of software and trademarks and customer relationships are 5 years and 4 years, respectively.

The information for intangible assets subject to amortization and for intangible assets not subject to amortization as of March 31, 2012 and 2013 are as follows:

	Millions of Yen
	2012			2013
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
Other intangible assets subject to amortization:
Software	¥154,358	¥(99,252)	¥55,106	¥166,779	¥(113,554)	¥53,225
Trademarks and customer relationships	62,791	(20,712)	42,079	70,564	(30,541)	40,023
Other	28,802	(13,894)	14,908	26,788	(13,159)	13,629

Total	245,951	(133,858)	112,093	264,131	(157,254)	106,877

Other intangible assets not subject to amortization			821			825

Total other intangible assets			¥112,914			¥107,702

The aggregate amortization expense of other intangible assets subject to amortization for the years ended March 31, 2011, 2012 and 2013 were ¥26,446 million, ¥26,153 million and ¥25,434 million, respectively. The future amortization expense for each of the next five years relating to existing intangible assets is estimated to be the followings at March 31, 2013:

Years ending March 31	Millions of Yen
2014	¥24,240
2015	20,254
2016	15,165
2017	12,404
2018	10,435

The changes in the carrying amounts of goodwill by segment for the years ended March 31, 2012 and 2013 are as follows:

	Millions of Yen
	2012			2013
	Imaging & Solutions	Other	Total	Imaging & Solutions	Other	Total
Beginning balance
Goodwill - gross	¥221,092	—	¥221,092	¥220,103	¥3,726	¥223,829
Accumulated impairment	—	—	—	(28,578)	—	(28,578)
Goodwill	221,092	—	221,092	191,525	3,726	195,251

Goodwill acquired during the year	3,254	¥3,726	6,980	1,605	—	1,605
Impairment	(27,491)	—	(27,491)	—	—	—
Translation adjustments and other	(5,330)	—	(5,330)	24,347	14	24,361

Ending balance
Goodwill - gross	220,103	3,726	223,829	250,199	3,740	253,939
Accumulated impairment	(28,578)	—	(28,578)	(32,722)	—	(32,722)
Goodwill	¥191,525	¥3,726	¥195,251	¥217,477	¥3,740	¥221,217

As a result of annual goodwill impairment test date of December 31, 2010 and 2012, there was no reporting unit which goodwill was considered impaired.

As a result of annual goodwill impairment test date of December 31, 2011, goodwill assigned to Production Printing reporting unit was considered impaired due to worsening economic circumstances. Ricoh performed a reconciliation of the aggregate fair value of multiple reporting units to market capitalization at a goodwill impairment test date. Consequently Ricoh recognized an impairment loss of ¥27,491 million in operating expenses in the consolidated statements of operations for the year ended March 31, 2012. Refer to Note 19 for method of measurement of fair value of goodwill.

Ricoh recognized impairment losses of long-lived assets of ¥842 million, ¥10,070 million and ¥1,379 million for the years ended March 31, 2011, 2012 and 2013, respectively.

For the year ended March 31, 2013, impairment losses of ¥1,379 million were recorded. Impairment losses of ¥903 million were related to land and buildings primarily with the closure of the business office. The fair value of these assets was determined based on a combination of repurchase cost approach and market approach. The impairment losses were included in the results of Imaging & Solutions segment.

For the year ended March 31, 2012, machinery and equipment, intangible assets such as maintenance contract of Production Printing business were impaired by ¥9,519 million, and toolings, jigs and other assets of digital camera manufacturing facilities were impaired by ¥551 million, as a result of worsening economic circumstances. Ricoh estimated that the carrying amounts would not be recoverable through future undiscounted cash flows. The fair value of these assets was determined using discounted cash flow method. The impairment losses of ¥9,519 million and ¥551 million were included in the results of Imaging & Solutions segment and Other segment, respectively.

For the year ended March 31, 2011, impairment losses of ¥842 million were recorded mainly consisting of ¥332 million and ¥374 million. Impairment losses of ¥332 million were recorded, related to toolings, jigs and other assets of digital camera manufacturing facilities, as a result of worsening economic circumstances. Ricoh estimated that the carrying amounts would not be recoverable through future cash flows. The fair value of these assets was determined using discounted cash flow method. The impairment losses were included in the results of other segment. Buildings, building-associated assets and structures which were not expected to use as business assets were impaired by ¥374 million with the closure of the business office in April 2011. The fair value of these assets was determined based on a quoted market price. The impairment losses were included in the results of Imaging & Solutions segment and Industrial Products segment.

The aggregate costs included in property, plant and equipment and related accumulated amortization for certain leased buildings, machinery and equipment accounted as of March 31, 2012 and 2013 are as follows:

	Millions of Yen
	2012	2013
Aggregate cost	¥7,627	¥8,872
Accumulated amortization	6,299	7,269

The related future minimum lease payments and the present values of the net minimum lease payments as of March 31, 2013 are ¥1,952 million and ¥1,889 million, respectively.